Note 10 - Short-term Borrowings - Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-term borrowings	$ 158,086	$ 127,574
Short-term borrowing, average balances	$ 147,495	$ 121,783
Short-term borrowing, rate	3.78%	1.10%
Securities Sold under Agreements to Repurchase [Member]
Short-term borrowings	$ 158,086	$ 127,574
Short-term borrowing, average balances	$ 144,729	$ 113,893
Short-term borrowing, rate	3.76%	1.06%
Federal Funds Purchased [Member]
Short-term borrowings	$ 0	$ 0
Short-term borrowing, average balances	$ 826	$ 779
Short-term borrowing, rate	5.34%	2.70%
Federal Home Loan Bank Advances [Member]
Short-term borrowings	$ 0	$ 0
Short-term borrowing, average balances	$ 1,940	$ 7,111
Short-term borrowing, rate	4.76%	1.50%